Schedule of Investments (unaudited)	iShares® Global Financials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.3%
ASX Ltd.	9,185	$394,615
Australia & New Zealand Banking Group Ltd.	142,693	2,521,104
Commonwealth Bank of Australia	79,555	6,063,441
Insurance Australia Group Ltd.	116,032	448,506
Macquarie Group Ltd.	17,066	2,136,351
Medibank Pvt Ltd.	130,418	316,625
National Australia Bank Ltd.	148,564	3,105,120
QBE Insurance Group Ltd.	71,423	723,700
Suncorp Group Ltd.	59,825	566,505
Westpac Banking Corp.	166,613	2,599,575
		18,875,542
Austria — 0.2%
Erste Group Bank AG	16,912	685,019

Belgium — 0.4%
Ageas SA/NV	8,074	350,981
Groupe Bruxelles Lambert NV	4,596	361,948
KBC Group NV	16,030	1,040,337
		1,753,266
Brazil — 0.6%
B3 SA - Brasil, Bolsa, Balcao	275,829	825,272
Banco do Brasil SA	67,846	773,406
NU Holdings Ltd.(a)	113,674	946,904
		2,545,582
Canada — 7.0%
Bank of Montreal	34,230	3,386,963
Bank of Nova Scotia (The)	57,231	2,785,857
Brookfield Asset Management Ltd.	16,453	660,827
Brookfield Corp., Class A	67,885	2,722,982
Canadian Imperial Bank of Commerce	43,899	2,113,699
Intact Financial Corp.	8,451	1,300,193
Manulife Financial Corp.	86,053	1,901,537
National Bank of Canada	16,061	1,224,226
Power Corp. of Canada	26,064	745,304
Royal Bank of Canada	66,585	6,733,625
Sun Life Financial Inc.	27,907	1,447,318
Toronto-Dominion Bank (The)	86,771	5,606,832
		30,629,363
Chile — 0.1%
Banco de Chile	2,056,860	241,735
Banco Santander Chile, ADR	7,798	151,983
		393,718
China — 1.8%
Bank of China Ltd., Class H	3,970,000	1,508,527
China Construction Bank Corp., Class H	4,679,720	2,783,733
China Merchants Bank Co. Ltd., Class H	158,000	549,607
Industrial & Commercial Bank of China Ltd., Class H	3,379,000	1,646,733
Ping An Insurance Group Co. of China Ltd., Class H	298,000	1,349,135
		7,837,735
Colombia — 0.0%
Bancolombia SA, ADR	5,365	165,081

Denmark — 0.3%
Danske Bank A/S	32,249	862,058
Tryg A/S	16,274	354,158
		1,216,216
Finland — 0.2%
Sampo OYJ, Class A	22,144	970,179
Security	Shares	Value

France — 2.0%
AXA SA	82,448	$2,692,459
BNP Paribas SA	48,327	3,356,100
Credit Agricole SA	53,163	755,800
Edenred	11,838	708,442
Euronext NV(b)	4,720	410,199
Societe Generale SA	33,514	891,650
Worldline SA/France(a)(b)	11,792	205,063
		9,019,713
Germany — 2.8%
Allianz SE, Registered	19,150	5,117,670
Commerzbank AG	49,465	587,931
Deutsche Bank AG, Registered	96,853	1,322,149
Deutsche Boerse AG	9,021	1,857,737
Hannover Rueck SE	2,877	687,902
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	6,480	2,687,991
		12,261,380
Hong Kong — 1.5%
AIA Group Ltd.	543,200	4,727,404
Hong Kong Exchanges & Clearing Ltd.	56,600	1,941,395
		6,668,799
Ireland — 0.1%
Bank of Ireland Group PLC	47,653	432,615
Italy — 1.6%
Assicurazioni Generali SpA	52,548	1,110,209
Banco BPM SpA	71,916	381,079
FinecoBank Banca Fineco SpA	28,903	434,821
Intesa Sanpaolo SpA	763,411	2,234,041
Mediobanca Banca di Credito Finanziario SpA	30,168	373,835
Nexi SpA(a)(b)	40,385	330,875
UniCredit SpA	84,737	2,307,362
		7,172,222
Japan — 4.6%
Dai-ichi Life Holdings Inc.	47,000	997,007
Daiwa Securities Group Inc.	68,600	460,455
Japan Exchange Group Inc.	25,600	540,301
Japan Post Holdings Co. Ltd.	95,500	852,573
Mitsubishi UFJ Financial Group Inc.	602,400	5,169,874
Mizuho Financial Group Inc.	120,110	2,048,814
MS&AD Insurance Group Holdings Inc.	21,000	825,695
Nomura Holdings Inc.	139,800	629,599
ORIX Corp.	56,000	1,051,746
Resona Holdings Inc.	112,700	571,314
Sompo Holdings Inc.	16,300	797,532
Sumitomo Mitsui Financial Group Inc.	63,500	3,089,897
Sumitomo Mitsui Trust Holdings Inc.	34,454	659,859
T&D Holdings Inc.	26,100	414,349
Tokio Marine Holdings Inc.	95,100	2,368,083
		20,477,098
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	117,092	1,177,471

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(b)	20,806	312,890
Adyen NV(a)(b)	1,472	1,900,265
Aegon NV	63,720	370,471
EXOR NV, NVS	4,751	475,564
ING Groep NV	171,856	2,576,901
NN Group NV	13,532	534,796
		6,170,887

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.2%
DNB Bank ASA	42,357	$900,562

Peru — 0.1%
Credicorp Ltd.	3,237	485,323

Singapore — 1.3%
DBS Group Holdings Ltd.	87,500	2,212,772
Oversea-Chinese Banking Corp. Ltd.	184,400	1,814,386
United Overseas Bank Ltd.	72,900	1,573,415
		5,600,573
South Korea — 0.3%
KB Financial Group Inc.	17,811	743,107
Shinhan Financial Group Co. Ltd.	23,359	724,213
		1,467,320
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	283,244	2,581,559
Banco Santander SA	768,432	3,214,106
CaixaBank SA	190,468	784,411
		6,580,076
Sweden — 1.8%
EQTAB	16,543	468,393
Industrivarden AB, Class A	7,403	242,032
Industrivarden AB, Class C	7,102	231,738
Investor AB, Class B	86,507	2,006,072
Nordea Bank Abp	168,503	2,091,862
Skandinaviska Enskilda Banken AB, Class A	79,292	1,094,284
Svenska Handelsbanken AB, Class A	74,935	814,351
Swedbank AB, Class A	43,209	873,584
		7,822,316
Switzerland — 3.0%
Baloise Holding AG, Registered	2,180	341,798
Julius Baer Group Ltd.	9,779	548,583
Partners Group Holding AG	1,040	1,503,788
Swiss Life Holding AG, Registered	1,402	974,325
Swiss Re AG	13,718	1,543,693
UBS Group AG, Registered	144,656	4,493,241
Zurich Insurance Group AG	6,949	3,633,124
		13,038,552
Taiwan — 0.5%
Cathay Financial Holding Co. Ltd.	464,521	692,047
CTBC Financial Holding Co. Ltd.	936,000	863,744
Fubon Financial Holding Co. Ltd.	404,400	853,112
		2,408,903
United Kingdom — 4.8%
3i Group PLC	46,464	1,430,139
abrdn PLC	88,845	201,995
Admiral Group PLC	12,380	423,254
Aviva PLC	129,040	714,033
Barclays PLC	679,944	1,331,376
Hargreaves Lansdown PLC	16,633	155,451
HSBC Holdings PLC	922,779	7,465,245
Intermediate Capital Group PLC	13,937	297,742
Legal & General Group PLC	286,859	916,712
Lloyds Banking Group PLC	3,194,002	1,937,277
London Stock Exchange Group PLC	18,559	2,193,888
M&G PLC	112,451	318,249
NatWest Group PLC, NVS	258,675	720,514
Phoenix Group Holdings PLC	45,147	307,412
Prudential PLC	130,433	1,471,634
Schroders PLC	43,526	237,990
St. James’s Place PLC	25,774	224,242
Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	106,238	$901,550
		21,248,703
United States — 56.0%
Aflac Inc.	25,249	2,083,043
Allstate Corp. (The)	12,402	1,736,032
American Express Co.	27,335	5,120,939
American International Group Inc.	33,334	2,258,378
Ameriprise Financial Inc.	4,805	1,825,083
Aon PLC, Class A	9,506	2,766,436
Arch Capital Group Ltd.(a)	17,602	1,307,301
Arthur J Gallagher & Co.	10,251	2,305,245
Assurant Inc.	2,492	419,877
Bank of America Corp.	326,901	11,006,757
Bank of New York Mellon Corp. (The)	36,516	1,900,658
Berkshire Hathaway Inc., Class B(a)	86,388	30,811,144
BlackRock Inc.(c)	6,640	5,390,352
Blackstone Inc., NVS	33,737	4,416,848
Brown & Brown Inc.	11,308	804,112
Capital One Financial Corp.	18,083	2,371,043
Cboe Global Markets Inc.	5,044	900,657
Charles Schwab Corp. (The)	70,661	4,861,477
Chubb Ltd.	19,371	4,377,846
Cincinnati Financial Corp.	7,457	771,501
Citigroup Inc.	90,873	4,674,507
Citizens Financial Group Inc.	21,895	725,600
CME Group Inc.	17,093	3,599,786
Comerica Inc.	6,213	346,748
Discover Financial Services	11,856	1,332,614
Everest Re Group Ltd.	2,041	721,657
FactSet Research Systems Inc.	1,817	866,800
Fidelity National Information Services Inc.	28,240	1,696,377
Fifth Third Bancorp	32,312	1,114,441
Fiserv Inc.(a)	28,497	3,785,541
FleetCor Technologies Inc.(a)	3,406	962,570
Franklin Resources Inc.	13,523	402,850
Global Payments Inc.	12,348	1,568,196
Globe Life Inc.	4,131	502,825
Goldman Sachs Group Inc. (The)	15,484	5,973,263
Hartford Financial Services Group Inc. (The)	14,281	1,147,907
Huntington Bancshares Inc./OH	69,281	881,254
Intercontinental Exchange Inc.	27,176	3,490,214
Invesco Ltd.	21,544	384,345
Jack Henry & Associates Inc.	3,473	567,523
JPMorgan Chase & Co.	137,267	23,349,117
KeyCorp.	44,291	637,790
Loews Corp.	8,778	610,861
M&T Bank Corp.	7,853	1,076,489
MarketAxess Holdings Inc.	1,775	519,809
Marsh & McLennan Companies Inc.	23,411	4,435,682
Mastercard Inc., Class A	39,318	16,769,520
MetLife Inc.	29,521	1,952,224
Moody’s Corp.	7,472	2,918,264
Morgan Stanley	60,006	5,595,559
MSCI Inc., Class A	3,755	2,124,016
Nasdaq Inc.	16,264	945,589
Northern Trust Corp.	9,814	828,105
PayPal Holdings Inc.(a)	51,191	3,143,639
PNC Financial Services Group Inc. (The)	18,913	2,928,678
Principal Financial Group Inc.	10,334	812,976
Progressive Corp. (The)	27,778	4,424,480
Prudential Financial Inc.	17,233	1,787,234
Raymond James Financial Inc.	8,923	994,915

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Regions Financial Corp.	43,964	$852,022
S&P Global Inc.	15,384	6,776,960
State Street Corp.	14,598	1,130,761
Synchrony Financial	19,849	758,033
T Rowe Price Group Inc.	10,542	1,135,268
Travelers Companies Inc. (The)	10,845	2,065,864
Truist Financial Corp.	63,323	2,337,885
U.S. Bancorp.	73,927	3,199,561
Visa Inc., Class A(d)	75,684	19,704,329
W R Berkley Corp.	9,649	682,377
Wells Fargo & Co.	172,432	8,487,103
Willis Towers Watson PLC	4,886	1,178,503
Zions Bancorp. NA	7,093	311,170
		246,654,530

Total Common Stocks — 98.7%
(Cost: $434,997,576)		434,658,744

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, ADR	251,924	881,734
Itau Unibanco Holding SA, Preference Shares, ADR	230,083	1,599,077
Itausa SA, Preference Shares, NVS	268,816	573,224
		3,054,035

Total Preferred Stocks — 0.7%
(Cost: $3,319,837)		3,054,035
Total Long-Term Investments — 99.4%
(Cost: $438,317,413)		437,712,779
Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(e)(f)	19,903,825	$19,915,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(e)	850,000	850,000

Total Short-Term Securities — 4.7%
(Cost: $20,761,908)		20,765,767

Total Investments — 104.1%
(Cost: $459,079,321)		458,478,546

Liabilities in Excess of Other Assets — (4.1)%		(18,209,182)

Net Assets — 100.0%		$440,269,364

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	All or a portion of this security is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$778,304	$19,133,318	(a)	$—	$213	$3,932	$19,915,767	19,903,825	$10,214	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	260,000	(a)	—	—	—	850,000	850,000	35,775		—
BlackRock Inc.	5,195,048	223,232		(1,000,576)	(222,203)	1,194,851	5,390,352	6,640	108,255		—
					$(221,990)	$1,198,783	$26,156,119		$154,244		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Finanical Select Sector Index	15	03/15/24	$1,757	$76,481

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
December 31, 2023

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index	7	03/15/24	$352	$(987)
FTSE 100 Index	3	03/15/24	296	6,364
				$81,858

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$280,210,655	$154,448,089	$—	$434,658,744
Preferred Stocks	2,480,811	573,224	—	3,054,035
Short-Term Securities
Money Market Funds	20,765,767	—	—	20,765,767
	$303,457,233	$155,021,313	$—	$458,478,546
Derivative Financial Instruments(a)
Assets
Equity Contracts	$76,481	$6,364	$—	$82,845
Liabilities
Equity Contracts	—	(987)	—	(987)
	$76,481	$5,377	$—	81,858

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

4